Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

July 1, 2024

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 674 (the “Fund”)

(File No. 333-279818) (CIK# 2004992)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on May 30, 2024. We received comments from the staff of the Commission requesting that we make certain changes to the Registration Statement in a letter from Anu Dubey dated June 26, 2024. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1. The comment requested that the first sentence under “Investment Summary—Principal Investment Strategy” be revised to clarify what “by reference to” means. The disclosure has been revised in accordance with the staff’s comment.

Comment 2. The comment requested that “Investment Summary—Principal Investment Strategy” be revised to clarify disclosure on various aspects of the BofA list. The disclosure has been revised in accordance with the staff’s comment.

Comment 3. The comment requested explanation of why the following sentence was included in the prospectus disclosure and clarification of certain aspects of that disclosure: “[i]f potential exposure to companies that may be impacted by advances or innovation is a factor in your decision to invest in the trust, you should consult with your legal or other advisors before making an investment in the trust.” After further review, the Sponsor has deleted the referenced disclosure.

Comment 4. The comment noted the description of the Sponsor’s exclusions from the BofA list in the second paragraph under “Investment Summary—Principal Investment Strategy” and requested that if these were the only exclusions that the Sponsor applied to the list of securities compiled by BofA, that this be disclosed in the prospectus. Disclosure has been added in accordance with the staff’s comment.

Comment 5. The comment requested that the “Disclaimers” disclosure be moved further back in the prospectus. The disclosure has been moved further back in the prospectus in accordance with the staff’s comment.

Comment 6. The comment requested that a reference to “frontier markets” be added under “Investment Summary—Principal Investment Strategy”. Disclosure has been added in accordance with the staff’s comment.

Comment 7. The comment notes that the disclosure on page A-5 states that BofA publishes its reports solely in connection with its ordinary research activities and without regard to the Sponsor, the Trust or any of its unitholders. The comment requests an explanation of why this is a principal risk for an investor in the Trust. Because the reports are based on BofA research published in the ordinary course of its business, the stock list in these reports were not selected for purposes of implementing any particular Trust investor’s investment objectives and the terms of the Trust were independently determined by the Sponsor. For example, the securities in this Trust comprise a basket of defined securities to be held by the Trust for a defined period (in this case, the Trust’s approximate 15 month term). The stocks were not selected by BofA to be held for any specific predefined period. Further, BofA may from time-to-time update or revise their views on any particular stock, and such updates would not be reflected in this Trust given that it is an unmanage product. BofA’s report is also not incorporated by reference into this prospectus. While the Sponsor has determined it is appropriate to offer the Trust that invests in a portfolio of securities selected from this list, this disclosure is designed to alert investors that the stock list and associated report from which the Sponsor selected the trust’s portfolio was not created specifically for the Sponsor, the Trust or any of its unitholders.

Comment 8. The comment requested explanation of why the following sentence was included in the prospectus disclosure and clarification of certain aspects of that disclosure: “[y]ou should undertake your own investigation into each stock included in the trust’s portfolio and its issuer.” After further review, the Sponsor has deleted the referenced disclosure.

Comment 9. The comment requests that if the life of the Trust is less than 10 years, please disclose that the examples reflect sales charges to be paid upon rollover to a new trust.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 23, 2024, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP